Income Taxes (Schedule of Components of Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Jan. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities
Non-capital loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	27,799	35,992
Property and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	(27,799)	(35,992)
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities